Other Matters - Additional Information (Detail) ₨ in Millions, $ in Millions										1 Months Ended		5 Months Ended	12 Months Ended
	Apr. 01, 2022	Mar. 18, 2021 MT	Mar. 09, 2021 MT	Aug. 31, 2020 MT	Jan. 09, 2012 USD ($)	Jul. 21, 2009	Aug. 29, 2003	Apr. 30, 2002	Mar. 01, 2001	Oct. 31, 2020 MT	Apr. 30, 2019 MT	Mar. 31, 2021 MT	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021	Dec. 14, 2020 USD ($)	Dec. 14, 2020 INR (₨)	Jan. 31, 2020 INR (₨)
Disclosure of subsidiaries [line items]
Cost per unit of the product				1,707
Demand price towards differential pricing and interest													$ 37	₨ 2,810
Provision For Estimated Costs													$ 38	2,877
Percentage of average as utilisations	Effective April 1, 2022, the notification has introduced a three-year cycle to achieve average ash utilisation of 100 per cent. The first three-year cycle is extendable by another one year or two years where ash utilisation percentage is in the range of 60-80 per cent or less than 60 per cent, respectively. Further, unutilised accumulated ash, i.e., legacy fly ash stored with such power plants prior to the date of this notification is required to be utilized fully over a ten year period with minimum twenty percent, thirty percent and fifty percent utilisation of annual ash generation in year 1, year 2 and years 3-10 respectively.
Litigation settlement accrual amount | ₨														₨ 19,250
Three Year Cycle Period [Member]
Disclosure of subsidiaries [line items]
Percentage of average ash utilisation	100.00%
Bottom of range [member] | Period Of Cycle Extendable One Year [Member]
Disclosure of subsidiaries [line items]
Percentage of average ash utilisation	60.00%
Top of range [member] | Period Of Cycle Extendable One Year [Member]
Disclosure of subsidiaries [line items]
Percentage of average ash utilisation	80.00%
Rule Forty Five Of Minerals Other Than Atomic And Hydro Carbons Energy Minerals Concession Rules Two Thousand And Sixteen [Member]
Disclosure of subsidiaries [line items]
E- auction, floor price			2,011
Provisional Price [Member] | Orissa Mining Corporation Ltd [Member] | Long Term Linkage Arrangement [Member] | Bauxite [Member]
Disclosure of subsidiaries [line items]
Cost per unit of the product										1,000
EAuction Based Price [Member] | Orissa Mining Corporation Ltd [Member] | Long Term Linkage Arrangement [Member] | Bauxite [Member] | Actual Price Discovery Based On E Auction [Member]
Disclosure of subsidiaries [line items]
Cost per unit of the product											673
Price Mentioned By Court [Member] | Orissa Mining Corporation Ltd [Member] | Long Term Linkage Arrangement [Member] | Bauxite [Member]
Disclosure of subsidiaries [line items]
Bauxite price												1,000
Price Mentioned By Cuttack High Court [Member] | Orissa Mining Corporation Ltd [Member] | Long Term Linkage Arrangement [Member] | Bauxite [Member]
Disclosure of subsidiaries [line items]
Bauxite price		1,000
Hindustan Zinc Limited (HZL) [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary						64.90%		26.00%					35.08%	35.08%	35.08%
Additional interests acquired						20.00%	18.90%
Ownership interest to be sold to employees						3.50%
Hindustan Zinc Limited (HZL) [member] | Legal proceedings contingent liability [Member] | Additionally Raised [Member]
Disclosure of subsidiaries [line items]
Guarantees for minimum work programmer commitments amount																$ 42	₨ 3,110
Hindustan Zinc Limited (HZL) [member] | Legal proceedings contingent liability [Member] | Department of mines and Geology [Member]
Disclosure of subsidiaries [line items]
Guarantees for minimum work programmer commitments amount | ₨																		₨ 19,250
Hindustan Zinc Limited (HZL) [member] | Government of India [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary						29.50%
Offer to acquire interests | $					$ 2,071
Bharat aluminium company limited [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary									51.00%				49.00%	49.00%	49.00%
Bharat aluminium company limited [member] | Government of India [Member]
Disclosure of subsidiaries [line items]
Offer to acquire interests | $					$ 238